TAXATION - Effective Income tax reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(7.60%)	(2.60%)	(7.30%)
Changes in valuation allowance	(19.50%)	(25.60%)	(20.70%)
Other expenses not deductible for tax purposes	(0.20%)	(0.10%)	(0.20%)
Expired tax loss	(1.40%)	(0.60%)	(0.20%)
True up	(2.90%)	(0.10%)	(0.20%)
Super deduction of research and development expenses	6.80%	4.20%	3.90%
Effect of tax rate change of deferred tax liabilities	0.00%	0.30%	0.00%
Effective tax rate	0.20%	0.50%	0.30%